Share-Based Compensation - Summary of Option Activity (Detail) - Predecessor - Stock Options - 2011 Stock Plan - $ / shares	11 Months Ended	12 Months Ended
	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares Under Option
Outstanding - Beginning of period (in shares)	279,000
Granted (in shares)	0	0	0
Exercised (in shares)	0	0	0
Cancelled or forfeited (in shares)	(279,000)
Outstanding - End of period (in shares)		279,000
Weighted-Average Exercise Price
Outstanding - Beginning of period (in dollars per share)	$ 64.76
Cancelled or forfeited (in dollars per share)	$ 64.76
Outstanding - End of period (in dollars per share)		$ 64.76